UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kip Allardt
Title:   Chief Operating Officer
Phone:   (203) 838-3188


Signature, Place and Date of Signing:

/s/ Kip Allardt         South Norwalk, Connecticut        November 14, 2011
-----------------    -------------------------------    ----------------------
     [Signature]              [City, State]                      [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total: $2,909,799
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number     Name

1.     028-12213                Discovery Global Opportunity Master Fund, Ltd.



                                                      FORM 13F INFORMATION TABLE
                                                          September 30, 2011


COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION  MNGRS    SOLE     SHARED NONE
--------------                 ---------------   ------     --------- --------   --- ----  ----------- ------   -----    ------ ----
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR     03524A108   10,490      198,000 SH        DEFINED     1           198,000
APPLE INC                      COM               037833100  837,796    2,197,094 SH        DEFINED     1         2,197,094
ASSURED GUARANTY LTD           COM               G0585R106    5,554      505,400 SH        DEFINED     1           505,400
BAIDU INC                      SPON ADR REP A    056752108   74,451      696,390 SH        DEFINED     1           696,390
BANCO MACRO SA                 SPON ADR B        05961W105   20,938    1,046,377 SH        DEFINED     1         1,046,377
BITAUTO HLDGS LTD              SPONSORED ADS     091727107    1,353      221,832 SH        DEFINED     1           221,832
CAMELOT INFORMATION SYS INC    ADS RP ORD SHS    13322V105    3,586    1,338,209 SH        DEFINED     1         1,338,209
CHANGYOU COM LTD               ADS REP CL A      15911M107   10,482      414,300 SH        DEFINED     1           414,300
COMPLETE PRODUCTION SERVICES   COM               20453E109    9,572      507,800 SH        DEFINED     1           507,800
CONCHO RES INC                 COM               20605P101   24,783      348,375 SH        DEFINED     1           348,375
CORE LABORATORIES N V          COM               N22717107   42,072      468,354 SH        DEFINED     1           468,354
COSAN LTD                      SHS A             G25343107    1,883      198,800 SH        DEFINED     1           198,800
CREDICORP LTD                  COM               G2519Y108   43,235      468,922 SH        DEFINED     1           468,922
CVR ENERGY INC                 COM               12662P108   22,821    1,079,522 SH        DEFINED     1         1,079,522
DEUTSCHE BANK AG               NAMEN AKT         D18190898   17,817      514,800 SH        DEFINED     1           514,800
DISCOVER FINL SVCS             COM               254709108   29,625    1,291,400 SH        DEFINED     1         1,291,400
EMPRESA DIST Y COMERCIAL NOR   SPON ADR          29244A102      610      100,000 SH        DEFINED     1           100,000
F5 NETWORKS INC                COM               315616102    4,213       59,300 SH        DEFINED     1            59,300
FOCUS MEDIA HLDG LTD           SPONSORED ADR     34415V109   16,346      970,934 SH        DEFINED     1           970,934
GLOBAL ED & TECHNOLOGY GP LT   ADS               37951A108    2,281      482,300 SH        DEFINED     1           482,300
GRAFTECH INTL LTD              COM               384313102    4,145      326,350 SH        DEFINED     1           326,350
GREEN MTN COFFEE ROASTERS IN   COM               393122106   89,191      959,660 SH        DEFINED     1           959,660
GRUPO FINANCIERO GALICIA S A   SP ADR 10 SH B    399909100   12,880    1,555,497 SH        DEFINED     1         1,555,497
HALLIBURTON CO                 COM               406216101   44,337    1,452,725 SH        DEFINED     1         1,452,725
HYPERDYNAMICS CORP             COM               448954107    7,311    1,976,000 SH        DEFINED     1         1,976,000
IMPERIAL HLDGS INC             COM               452834104    4,146    1,727,500 SH        DEFINED     1         1,727,500
ISHARES TR                     MSCI EMERG MKT    464287234   21,906      624,200 SH        DEFINED     1           624,200
ISOFTSTONE HLDGS LTD           SPONSORED ADS     46489B108       86       13,300 SH        DEFINED     1            13,300
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD  465562106    6,941      447,250 SH        DEFINED     1           447,250
KKR & CO L P DEL               COM UNITS         48248M102    1,530      147,100 SH        DEFINED     1           147,100
LIFE TECHNOLOGIES CORP         COM               53217V109   19,415      505,200 SH        DEFINED     1           505,200
MARATHON PETE CORP             COM               56585A102    8,045      297,300 SH        DEFINED     1           297,300
MGIC INVT CORP WIS             COM               552848103      890      475,700 SH        DEFINED     1           475,700
MICROSOFT CORP                 COM               594918104   61,971    2,489,800 SH        DEFINED     1         2,489,800
MOMENTA PHARMACEUTICALS INC    COM               60877T100   31,348    2,725,911 SH        DEFINED     1         2,725,911
NATIONAL OILWELL VARCO INC     COM               637071101   45,487      888,075 SH        DEFINED     1           888,075
NEW ORIENTAL ED & TECH GRP I   SPON ADR          647581107   64,107    2,790,880 SH        DEFINED     1         2,790,880
NOKIA CORP                     SPONSORED ADR     654902204   11,491    2,030,132 SH        DEFINED     1         2,030,132
OIL STS INTL INC               COM               678026105    7,567      148,600 SH        DEFINED     1           148,600
OMNIVISION TECHNOLOGIES INC    COM               682128103   48,879    3,481,400 SH        DEFINED     1         3,481,400
POWERSHARES ETF TRUST          BNKING SEC POR    73935X336       61        4,650 SH        DEFINED     1             4,650
QUALCOMM INC                   COM               747525103  172,077    3,538,509 SH        DEFINED     1         3,538,509
RADIAN GROUP INC               COM               750236101      451      206,100 SH        DEFINED     1           206,100
RDA MICROELECTRONICS INC       SPONSORED ADR     749394102    1,243      147,100 SH        DEFINED     1           147,100
RF MICRODEVICES INC            COM               749941100   53,561    8,448,177 SH        DEFINED     1         8,448,177
SALIX PHARMACEUTICALS INC      COM               795435106   46,222    1,561,550 SH        DEFINED     1         1,561,550
SELECT SECTOR SPDR TR          SBI INT-FINL      81369Y605   59,463    5,035,000 SH        DEFINED     1         5,035,000
SOHU COM INC                   COM               83408W103    2,285       47,400 SH        DEFINED     1            47,400
SPRINT NEXTEL CORP             COM SER 1         852061100  170,737   56,163,600 SH        DEFINED     1        56,163,600
SUNCOR ENERGY INC NEW          COM               867224107    1,370       53,834 SH        DEFINED     1            53,834
SYMANTEC CORP                  COM               871503108   43,400    2,662,597 SH        DEFINED     1         2,662,597
TAM SA                         SP ADR REP PFD    87484D103   33,569    2,154,600 SH        DEFINED     1         2,154,600
TARGET CORP                    COM               87612E106   14,565      297,000 SH        DEFINED     1           297,000
TELE NORTE LESTE PART S A      SPON ADR PFD      879246106    6,138      644,100 SH        DEFINED     1           644,100
THERMO FISHER SCIENTIFIC INC   COM               883556102   20,818      411,100 SH        DEFINED     1           411,100
UNITEDHEALTH GROUP INC         COM               91324P102   35,047      759,900 SH        DEFINED     1           759,900
UNIVERSAL DISPLAY CORP         COM               91347P105  239,423    4,994,226 SH        DEFINED     1         4,994,226
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF  922042858   17,514      488,800 SH        DEFINED     1           488,800
VERISIGN INC                   COM               92343E102   25,613      895,260 SH        DEFINED     1           895,260
VISA INC                       COM CL A          92826C839  166,972    1,947,875 SH        DEFINED     1         1,947,875
WATSON PHARMACEUTICALS INC     COM               942683103   85,723    1,256,018 SH        DEFINED     1         1,256,018
XUEDA ED GROUP                 SPONSORED ADR     98418W109      721      264,280 SH        DEFINED     1           264,280
YM BIOSCIENCES INC             COM               984238105    4,781    2,570,450 SH        DEFINED     1         2,570,450
YOUKU COM INC                  SPONSORED ADR     98742U100    8,543      522,200 SH        DEFINED     1           522,200
YPF SOCIEDAD ANONIMA           SPON ADR CL D     984245100   27,921      816,175 SH        DEFINED     1           816,175


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